Portfolio of Investments
Columbia Select Large Cap Value Fund, February 28, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.2%
Issuer	Shares	Value ($)
Communication Services 4.5%
Diversified Telecommunication Services 4.5%
Verizon Communications, Inc.	1,843,704	98,951,594
Total Communication Services		98,951,594
Consumer Discretionary 4.2%
Internet & Direct Marketing Retail 0.8%
Qurate Retail, Inc.	3,404,857	18,760,762
Specialty Retail 3.4%
Lowe’s Companies, Inc.	333,733	73,775,017
Total Consumer Discretionary		92,535,779
Consumer Staples 3.3%
Tobacco 3.3%
Philip Morris International, Inc.	725,929	73,369,644
Total Consumer Staples		73,369,644
Energy 8.1%
Energy Equipment & Services 1.3%
TechnipFMC PLC(a)	4,241,589	29,054,885
Oil, Gas & Consumable Fuels 6.8%
Chevron Corp.	265,063	38,169,072
Marathon Petroleum Corp.	631,379	49,165,483
Williams Companies, Inc. (The)	1,940,680	60,704,470
Total		148,039,025
Total Energy		177,093,910
Financials 19.0%
Banks 11.0%
Bank of America Corp.	1,555,057	68,733,519
Citigroup, Inc.	836,475	49,544,414
JPMorgan Chase & Co.	370,611	52,552,640
Wells Fargo & Co.	1,317,983	70,340,753
Total		241,171,326
Capital Markets 2.4%
Morgan Stanley	588,251	53,377,896
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 5.6%
American International Group, Inc.	1,121,168	68,660,328
MetLife, Inc.	819,941	55,387,015
Total		124,047,343
Total Financials		418,596,565
Health Care 13.7%
Health Care Equipment & Supplies 2.8%
Baxter International, Inc.	727,939	61,852,977
Health Care Providers & Services 8.3%
Centene Corp.(a)	713,112	58,917,313
Cigna Corp.	285,664	67,925,186
Humana, Inc.	128,294	55,720,650
Total		182,563,149
Pharmaceuticals 2.6%
Bristol-Myers Squibb Co.	829,972	56,994,177
Total Health Care		301,410,303
Industrials 9.5%
Aerospace & Defense 3.1%
Raytheon Technologies Corp.	672,397	69,055,172
Airlines 2.1%
Southwest Airlines Co.(a)	1,033,834	45,281,929
Machinery 1.3%
Caterpillar, Inc.	152,918	28,684,359
Road & Rail 3.0%
CSX Corp.	1,098,542	37,251,559
Union Pacific Corp.	116,742	28,712,695
Total		65,964,254
Total Industrials		208,985,714
Information Technology 14.8%
Communications Equipment 3.4%
Cisco Systems, Inc.	1,352,588	75,433,833
Electronic Equipment, Instruments & Components 3.5%
Corning, Inc.	1,882,109	76,037,204
Columbia Select Large Cap Value Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Select Large Cap Value Fund, February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.4%
Applied Materials, Inc.	344,843	46,277,930
QUALCOMM, Inc.	417,217	71,757,152
Total		118,035,082
Software 2.5%
Teradata Corp.(a)	1,114,317	55,704,707
Total Information Technology		325,210,826
Materials 11.2%
Chemicals 3.9%
FMC Corp.	721,573	84,604,434
Metals & Mining 7.3%
Barrick Gold Corp.	3,744,471	84,512,710
Freeport-McMoRan, Inc.	1,639,990	76,997,531
Total		161,510,241
Total Materials		246,114,675
Utilities 7.9%
Electric Utilities 6.0%
FirstEnergy Corp.	1,814,057	75,918,285
PG&E Corp.(a)	4,881,477	55,502,394
Total		131,420,679
Independent Power and Renewable Electricity Producers 1.9%
AES Corp. (The)	1,999,528	42,449,979
Total Utilities		173,870,658
Total Common Stocks (Cost $1,410,505,778)		2,116,139,668
Preferred Stocks 0.3%
Issuer		Shares	Value ($)
Consumer Discretionary 0.3%
Internet & Direct Marketing Retail 0.3%
Qurate Retail, Inc.	8.000%	61,780	5,761,603
Total Consumer Discretionary			5,761,603
Total Preferred Stocks (Cost $11,983,373)			5,761,603

Money Market Funds 3.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.168%(b),(c)	68,446,699	68,426,165
Total Money Market Funds (Cost $68,427,124)		68,426,165
Total Investments in Securities (Cost: $1,490,916,275)		2,190,327,436
Other Assets & Liabilities, Net		9,254,556
Net Assets		2,199,581,992

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.168%
	48,626,308	460,530,790	(440,729,974)	(959)	68,426,165	(11,691)	37,323	68,446,699
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Select Large Cap Value Fund | Third Quarter Report 2022

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3QT216_05_M01_(04/22)